Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Aug. 11, 2020	Jul. 31, 2020	Jun. 30, 2020
Consulting Agreement Settlement [Member]
Reissuance of warrants			$ 100,000
Reissuance of common stock			300,000
2020 Equity Incentive Plan [Member]
Company will issue stock options			$ 100,000
Subsequent Event [Member] | Restricted Common Stock Cancellations [Member]
Company cancel an aggregate shares	$ 216,783
Subsequent Event [Member] | Consulting Agreement Settlement [Member]
Issuance of warrants		$ 100,000
Issuance of common stock		300,000